Risks arising from financial instruments	6 Months Ended
Jun. 30, 2026
Text Block1 [Abstract]
Risks arising from financial instruments
19.	Risks arising from financial instruments
A) FINANCIAL ASSETS AND LIABILITIES
The table below presents the company’s financial assets and liabilities as of the reporting dates indicate
d.

	30 June 2026				31 December 2025
		At fair				At fair
		value	At fair			value	At fair
	At	through	value		At	through	value
	amortized	profit or	through		amortized	profit or	through
Million US dollar	cost	loss	OCI	Total	cost	loss	OCI	Total

Cash and cash equivalents	7 658	-	-	7 658	11 638	-	-	11 638
Trade and other receivables	6 494	-	-	6 494	5 406	-	-	5 406
Investment securities	20	353	145	518	27	306	134	467
Foreign exchange derivatives	-	43	128	171	-	26	38	63
Commodities	-	-	397	397	-	-	439	439
Cross currency interest rate swaps	-	-	361	361	-	-	214	214
Interest rate swaps	-	12	-	12	-	11	-	11
Financial assets	14 173	408	1 032	15 613	17 070	343	825	18 239
Non-current	527	-	457	985	499	-	279	778
Current	13 646	408	575	14 628	16 571	343	546	17 460

Trade and other payables	20 918	556	-	21 474	21 348	241	-	21 589
Non-current interest-bearing loans and borrowings	67 730	1 178	-	68 908	70 938	1 191	-	72 128
Current interest-bearing loans and borrowings	3 381	-	-	3 381	885	-	-	885
Bank overdrafts	29	-	-	29	14	-	-	14
Equity swaps	-	3 206	-	3 206	-	5 481	-	5 481
Foreign exchange derivatives	-	185	501	686	-	127	435	563
Commodities	-	-	107	107	-	-	46	46
Cross currency interest rate swaps	-	-	300	300	-	-	205	205
Interest rate swaps	-	114	-	114	-	102	-	102
Financial liabilities	92 058	5 238	908	98 204	93 184	7 143	686	101 013
Non-current	68 432	1 474	302	70 207	71 678	1 320	183	73 182
Current	23 626	3 764	607	27 996	21 506	5 822	503	27 831

B)	INTEREST RATE RISK
The table below reflects the effective interest rates of interest-bearing financial liabilities at the reporting date as well as the currency in which the debt is
denominated.

30 June 2026	Before hedging		After hedging
Interest-bearing financial liabilities	Effective		Effective
Million US dollar	interest rate	Amount	interest rate	Amount

Floating rate
US dollar	3.9%	200	5.6%	637
Other	11.4%	458	11.5%	1 213
		659		1 850
Fixed rate
US dollar	5.3%	41 436	5.6%	32 343
Euro	2.7%	27 719	2.6%	28 390
Chinese yuan	3.9%	35	2.7%	2 765
Canadian dollar	4.4%	541	4.3%	2 642
South Korean won	5.1%	31	2.7%	1 931
Mexican peso	13.3%	228	9.6%	828
Pound sterling	2.5%	556	2.9%	35
Other	9.8%	1 115	9.7%	1 535
		71 659		70 468

31 December 2025	Before hedging		After hedging
Interest-bearing financial liabilities	Effective		Effective
Million US dollar	interest rate	Amount	interest rate	Amount

Floating rate
US dollar	-	-	4.9%	1 193
Other	11.0%	334	10.9%	333
		334		1 527
Fixed rate
US dollar	5.3%	41 499	5.6%	32 965
Euro	2.7%	28 593	2.6%	29 274
Chinese yuan	3.8%	38	2.7%	2 768
Canadian dollar	4.5%	566	4.3%	2 668
South Korean won	5.3%	39	2.7%	2 049
Mexican peso	13.2%	225	13.2%	225
Pound sterling	2.5%	567	2.7%	37
Other	9.6%	1 165	9.5%	1 515
		72 693		71 500
As of 30 June 2026, the total carrying amount of the floating and fixed rate interest-bearing fin ancia
l liabilities
before
hedging as presented above included bank overdrafts of 29m US dollar (31 December 2025: 14m). Of the company’s interest-bearing financial liabilities,
1 850
m US
dollar
or
2.6
% bore interest at a variable rate.

C)	EQUITY PRICE RISK
AB InBev enters into equity swap derivatives to hedge the price risk on its shares in connection with its share-based payments programs, as disclosed in Note 18
Share-based Payments.
AB InBev also hedges its exposure arising from shares issued in connection with the Grupo Modelo and SAB combinations (see also Note 8
Finance expense and income
). These derivatives do not qualify for hedge accounting and the changes in fair value are recognized in the statement of profit or loss.
As of 30 June 2026, an exposure for an equivalent of 90.5m of AB InBev shares was hedged (31 December 2025: 100.5m), resulting in a total gain of 2 033m US dollar recognized in the statement of profit or loss for the period in exceptional finance income, primarily driven by an increase in AB InBev share price from EUR 54.90 as of 31 December 2025 to EUR 72.66 as of 30 June 2026. As
 of 30 June 2026, liabilities for equ
ity
swap derivatives amounted to 3.2 billion US dollar (31 December 2025: 5.5 billion US dollar).

D)	CREDIT RISK
Credit risk encompasses all forms of counterparty exposure, i.e., where counterparties may default on their obligations to AB InBev in relation to lending, hedging, settlement and other financial activities. The company has a credit policy in place and the exposure to counterparty credit risk is monitored.
AB InBev mitigates its exposure through a variety of mechanisms. It has established minimum counterparty credit ratings and enters into transactions only with financial institutions of investment grade rating. The company monitors counterparty credit exposures closely and reviews any external downgrade in credit rating immediately. To mitigate pre-settlement risk, counterparty minimum credit standards become more stringent with increases in the duration of the derivatives. To minimize the concentration of counterparty credit risk, the company enters into derivative transactions with different financial institutions.
The company also has master netting agreements with all of the financial institutions that are counterparties to over the counter (OTC) derivatives. These agreements allow for the net settlement of assets and liabilities arising from different transactions with the same counterparty. Based on these factors, AB InBev considers the impact of the risk of counterparty default as of 30 June 2026 to be limited.
Exposure to credit risk
Credit risk arises from financial assets including trade and other receivables. The carrying amount of financial assets represents the maximum credit exposure of the company. The carrying amount is presented net of the impairment losses recognized and disclosed by financial asset class in section
A) Financial assets and liabilities
.
The maximum exposure to credit risk at the reporting date for trade and other receivables, excluding Brazilian tax credits, tax receivables other th an
income tax and prepaid expenses, was as follows:

	30 June 2026			31 December 2025
Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount

Trade receivables	5 554	(418)	5 136	4 661	(399)	4 261
Other receivables	1 427	(69)	1 358	1 213	(68)	1 145
Trade and other receivables	6 981	(487)	6 494	5 874	(468)	5 406
There was no significant concentration of credit risks with any single counterparty as of 30 June 2026 and no single customer represented more than 10% of the total revenue of the group in 2026.
Impairment losses
The allowance for impairment recognized during the period on trade and other receivables was as follows:

	30 June 2026	31 December 2025
Balance at end of previous year	(468)	(438)
Impairment losses	(25)	(53)
Derecognition	10	64
Currency translation and other	(4)	(40)
Balance at end of period	(487)	(468)

E)	LIQUIDITY RISK
Historically, AB InBev’s primary sources of cash flow have been cash flows from operating activities, the issuance of debt, bank borrowings and equity securities. AB InBev’s material cash requirements have included the following:

•	Debt servicing;

•	Capital expenditures;

•	Investments in companies;

•	Increases in ownership of AB InBev’s subsidiaries or companies in which it holds equity investments;

•	Share buyback programs; and

•	Payments of dividends and interest on shareholders’ equity.
The company believes that cash flows from operating activities, available cash and cash equivalents as well as short term investments, along with relate
d
derivatives and access to borrowing facilities, will be sufficient to fund capital expenditures, financial instrument liabilities and dividend payments going forward. It is the intention of the company to continue to reduce its financial indebtedness through a combination of strong operating cash flow generation and continued
refinancing.

The table below presents the nominal contractual maturities of the company’s non-derivative financial liabilities including interest payments and derivative liabilities:

	30 June 2026
		Contractual	Less				More
	Carrying	cash	than				than
Million US dollar	amount	flows	1 year	1-2 years	2-3 years	3-5 years	5 years

Non-derivative financial liabilities
Unsecured bond issues	(69 361)	(113 113)	(5 218)	(9 052)	(6 022)	(10 562)	(82 259)
Trade and other payables	(25 633)	(26 007)	(24 662)	(145)	(195)	(248)	(757)
Lease liabilities	(2 236)	(2 504)	(714)	(572)	(385)	(407)	(425)
Secured bank loans	(16)	(19)	(5)	(5)	(5)	(5)	-
Unsecured bank loans	(222)	(222)	(222)	-	-	-	-
Unsecured other loans	(254)	(267)	(47)	(198)	(13)	-	(8)
Commercial papers	(200)	(200)	(200)	-	-	-	-
Bank overdrafts	(29)	(29)	(29)	-	-	-	-
	(97 951)	(142 362)	(31 098)	(9 972)	(6 620)	(11 223)	(83 450)

Derivative financial liabilities
Equity derivatives	(3 206)	(3 206)	(3 206)	-	-	-	-
Foreign exchange derivatives	(686)	(686)	(538)	(51)	(96)	-	-
Cross currency interest rate swaps	(300)	(300)	(70)	(47)	(89)	-	(94)
Interest rate swaps	(114)	(114)	(114)	-	-	-	-
Commodity derivatives	(107)	(107)	(107)	-	-	-	-
	(4 412)	(4 412)	(4 034)	(98)	(185)	-	(94)

Of which: related to cash flow hedges	(510)	(510)	(473)	(27)	(2)	-	(8)

	31 December 2025
		Contractual	Less				More
	Carrying	cash	than				than
Million US dollar	amount	flows	1 year	1-2 years	2-3 years	3-5 years	5 years

Non-derivative financial liabilities
Unsecured bond issues	(70 199)	(115 992)	(2 962)	(8 108)	(6 398)	(11 951)	(86 573)
Trade and other payables	(26 324)	(26 547)	(25 410)	(150)	(177)	(277)	(532)
Lease liabilities	(2 397)	(2 706)	(704)	(606)	(448)	(447)	(501)
Secured bank loans	(18)	(23)	(5)	(5)	(4)	(9)	-
Unsecured bank loans	(178)	(178)	(178)	-	-	-	-
Unsecured other loans	(221)	(239)	(84)	(132)	(12)	(2)	(10)
Bank overdrafts	(14)	(14)	(14)	-	-	-	-
	(99 351)	(145 700)	(29 358)	(9 001)	(7 039)	(12 686)	(87 617)

Derivative financial liabilities
Equity derivatives	(5 481)	(5 481)	(5 481)	-	-	-	-
Foreign exchange derivatives	(563)	(563)	(416)	(59)	-	(87)	-
Cross currency interest rate swaps	(205)	(205)	(60)	(51)	(32)	(18)	(44)
Interest rate swaps	(102)	(102)	(102)	-	-	-	-
Commodity derivatives	(46)	(46)	(46)	-	-	-	-
	(6 397)	(6 397)	(6 105)	(111)	(32)	(105)	(44)

Of which: related to cash flow hedges	(460)	(460)	(425)	(24)	-	(5)	(6)
F)	FAIR VAL UE
The table below summarizes
th
e carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized in the statement of
financial position. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, lease liabilities and derivative financial instruments have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value.

Interest-bearing financial liabilities	30 June 2026		31 December 2025
Million US dollar	Carrying amount	Fair value	Carrying amount	Fair value

Fixed rate
US dollar	(41 032)	(41 174)	(41 050)	(41 863)
Euro	(27 020)	(26 465)	(27 854)	(27 187)
Pound sterling	(510)	(455)	(519)	(467)
Canadian dollar	(490)	(453)	(509)	(465)
Other	(372)	(369)	(364)	(362)
	(69 424)	(68 916)	(70 296)	(70 343)
The table below presents the fair value hierarchy, which classifies financial instruments according to the extent to which their valuation relies on observable market inputs:

Fair value hierarchy as of 30 June 2026 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Derivatives at fair value through profit and loss	-	54	-
Derivatives in a cash flow hedge relationship	41	429	-
Derivatives in a net investment hedge relationship	-	417	-
	41	901	-
Financial Liabilities
Deferred consideration on acquisitions at fair value	-	-	556
Derivatives at fair value through profit and loss	-	3 390	-
Derivatives in a cash flow hedge relationship	43	467	-
Derivatives in a fair value hedge relationship	-	114	-
Derivatives in a net investment hedge relationship	-	399	-
	43	4 369	556

Fair value hierarchy as of 31 December 2025 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Derivatives at fair value through profit and loss	-	36	-
Derivatives in a cash flow hedge relationship	31	454	-
Derivatives in a net investment hedge relationship	-	207	-
	31	696	-
Financial Liabilities
Deferred consideration on acquisitions at fair value	-	-	241
Derivatives at fair value through profit and loss	-	5 609	-
Derivatives in a cash flow hedge relationship	64	396	-
Derivatives in a fair value hedge relationship	-	102	-
Derivatives in a net investment hedge relationship	-	227	-
	64	6 333	241
There were no significant changes in the measurement and valuation techniques, or significant transfers between the levels of the financial assets and liabilities during the period. Movements in the fair value “level 3” category of financial liabilities, measured on a recurring basis, are mainly related to the initial measurement, settlement and remeasurement of deferred consideration from prior years acquisitions and the put options as described below.
Non-derivative financial liabilities
As part of the 2012 shareholders agreement between Ambev and E. León Jimenes S.A. (“ELJ”), following the acquisition of Cervecería Nacional Dominicana S.A. (“CND”), a forward-purchase contract (combination of a put option and purchased call option) was put in place which may result in Ambev acquiring additional shares in CND. In July 2020, Ambev and ELJ amended the Shareholders’ Agreement to extend their partnership and change the terms and the exercise date of the call and put options. On 31 January 2024, ELJ exercised its put option to sell to Ambev approximately 12% of the shares of CND for a net consideration of 0.3 billion US dollar. The closing of the transaction resulted in Ambev’s participation in
CND

increasing from 85% to 97%. ELJ currently holds 3% of CND and the remaining put option is exercisable as from 2026. As of 30 June 2026, the put option on the remaining shares held by ELJ was valued at 226m US dollar (31 December 2025: 210m US dollar) and recognized as a deferred consideration on acquisitions at fair value in the “level 3” category above.
As part of the shareholders agreement between AB InBev and Future Proof Brands LLC entered into following the acquisition of an 85% controlling stake in BeatBox in February 2026, a forward-purchase contract was put in place which may result in AB InBev acquiring the remaining 15% shares in BeatBox. The call option is exercisable by AB InBev from 2030 through 2032. If the call option is not exercised, the put option becomes exercisable for a subsequent six-month period. As of 30 June 2026, the put option on the remaining shares held by Future Proof Brands LLC was valued at 202m
US
dollar and recognized as a non-current deferred consideration on acquisitions at fair value in the “level 3” category above.